Exhibit 99.1

KPMG LLP 345 Park Avenue New York, NY 10154-0102

Independent Accountants’ Agreed-Upon Procedures Report

Blackstone Mortgage Trust, Inc. (the “Company”)

Wells Fargo Securities, LLC

Citigroup Global Markets Inc.

Santander US Capital Markets LLC

Barclays Capital Inc.

BofA Securities, Inc.

Morgan Stanley & Co. LLC

CIBC World Markets Corp.

Goldman Sachs & Co. LLC

M&T Securities, Inc.

Raymond James & Associates, Inc.

(collectively, the “Specified Parties”)

Re:	BXMT 2026-FL6, Ltd. and BXMT 2026-FL6, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BXMT 2026-FL6 Data Tape CSR.xlsx” provided by the Company on January 13, 2026 (the “Data File”), containing information on 19 collateral interests and the 156 related mortgaged properties as of January 9, 2026 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by BXMT 2026-FL6, Ltd. and BXMT 2026-FL6, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•

The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.

•

The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Index Rate Assumption” means the Term SOFR rate of 4.0000%, which we were instructed to use by the Company where applicable in the Calculation Methodology.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology as described in Attachment C.

•	The term “Provided Information” means the Cut-off Date, Loan Files, Calculation Methodology, Index Rate Assumption, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Provided Compared Attributes” table of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception (except for those with “Provided by the Company” in the “Provided Compared Attributes” table of Attachment A). The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

2

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the collateral interests and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the collateral interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such collateral interests being securitized, (iii) the compliance of the originator of the collateral interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the collateral interests and related mortgaged properties that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

New York, New York

January 13, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Address	Appraisal Report, Engineering Report

City	Appraisal Report, Engineering Report

State	Appraisal Report, Engineering Report

Zip Code	Appraisal Report, Engineering Report

County	Appraisal Report, Engineering Report

Year Built	Appraisal Report, Engineering Report

Year Renovated	Appraisal Report, Engineering Report

Property Type	Appraisal Report

Specific Property Type	Appraisal Report

Units	Underwritten Rent Roll Statement, Certified Rent Roll, STR Report

Unit of Measure	Underwritten Rent Roll Statement, Certified Rent Roll, STR Report

Occupancy	Underwritten Rent Roll Statement, Certified Rent Roll, STR Report

Occupancy Date	Underwritten Rent Roll Statement, Certified Rent Roll, STR Report

Ownership Interest	Title Policy, Ground Lease

Loan Purpose	Settlement Statement, Purchase and Sale Agreement, Loan Agreement

Note Date	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

First Payment Date	Instructed by the Company to use one month after the ‘Last Day of Interest Period’ as noted on the Settlement Statement or as specified in the Loan Agreement

Mortgage Loan Commitment Original Balance ($)	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, ALA Schedule

A1

Attribute	Source Document(s)
Mortgage Loan Commitment Cut-off Date Balance ($)	Loan Agreement, Loan Amendment, Loan Modification, Servicer Report, Amortization Schedule, ALA Schedule

Mortgage Loan Initial Funded Amount ($)	Loan Agreement, Loan Amendment, Loan Modification, Settlement Statement, ALA Schedule

Mortgage Loan Cut-off Date Balance ($)	Servicer Report, Servicing Screenshots, Amortization Schedule, ALA Schedule

Future Funding Advance Conditions	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Mortgage Loan Balloon Balance ($)	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Amortization Schedule, ALA Schedule

Rate Type	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Index Conversion Document

Index	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Index Conversion Document

Mortgage Loan Margin	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Index Conversion Document

Mortgage Loan Margin Change (Y/N)	Loan Agreement

Mortgage Loan Margin Change Description	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Mortgage Loan Index Floor	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Mortgage Loan Index Cap	Rate Cap Confirmation

Mortgage Loan Index Cap Termination Date	Rate Cap Confirmation

Mortgage Loan Index Cap Provider	Rate Cap Confirmation, Payment Instruction Letter

Collateral Interest Margin	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Junior Participation Balloon Payment ($)	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Junior Participation Cut-off Date Margin	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

A2

Attribute	Source Document(s)
Junior Participation Cut-off Date Interest Rate	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Amortization Type During Initial Term	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

ARD Loan (Y/N)	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Initial Maturity Date or Anticipated Repayment Date	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Extension Options (Y/N)	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Extension Document

Extension Options Description	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Extension Document

Amortization Type During Extensions	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Extension Document

First Extension Period (months)	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Extension Document

First Extension Fee	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Extension Document

First Extension Period Requirements	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Extension Document

First Extension Benchmark Cap	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Extension Document

Second Extension Period (months)	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Extension Document

Second Extension Fee	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Extension Document

Second Extension Period Requirements	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Extension Document

Second Extension Benchmark Cap	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Extension Document

Third Extension Period (months)	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Extension Document

Third Extension Fee	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Extension Document

A3

Attribute	Source Document(s)
Third Extension Period Requirements	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Extension Document

Third Extension Benchmark Cap	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Extension Document

Fully Extended Maturity Date	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Extension Document

Third Most Recent As Of Period	Company Underwritten Cash Flow Statement

Third Most Recent Revenues	Company Underwritten Cash Flow Statement

Third Most Recent Expenses	Company Underwritten Cash Flow Statement

Third Most Recent NOI	Company Underwritten Cash Flow Statement

Third Most Recent NCF	Company Underwritten Cash Flow Statement

Second Most Recent As Of Period	Company Underwritten Cash Flow Statement

Second Most Recent Revenues	Company Underwritten Cash Flow Statement

Second Most Recent Expenses	Company Underwritten Cash Flow Statement

Second Most Recent NOI	Company Underwritten Cash Flow Statement

Second Most Recent NCF	Company Underwritten Cash Flow Statement

Most Recent As Of Period	Company Underwritten Cash Flow Statement

Most Recent Revenues	Company Underwritten Cash Flow Statement

Most Recent Expenses	Company Underwritten Cash Flow Statement

Most Recent NOI	Company Underwritten Cash Flow Statement

Most Recent NCF	Company Underwritten Cash Flow Statement

Underwritten Occupancy (%)	Company Underwritten Cash Flow Statement

Underwritten Revenues ($)	Company Underwritten Cash Flow Statement

Underwritten Expenses ($)	Company Underwritten Cash Flow Statement

Underwritten NOI ($)	Company Underwritten Cash Flow Statement

Underwritten Reserves ($)	Company Underwritten Cash Flow Statement

Underwritten NCF ($)	Company Underwritten Cash Flow Statement

Underwritten Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement

A4

Attribute	Source Document(s)
Underwritten Stabilized Revenues ($)	Company Underwritten Cash Flow Statement

Underwritten Stabilized Expenses ($)	Company Underwritten Cash Flow Statement

Underwritten Stabilized NOI ($)	Company Underwritten Cash Flow Statement

Underwritten Stabilized Reserves ($)	Company Underwritten Cash Flow Statement

Underwritten Stabilized NCF ($)	Company Underwritten Cash Flow Statement

Appraisal Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement

Appraisal Stabilized Revenues ($)	Company Underwritten Cash Flow Statement

Appraisal Stabilized Expenses ($)	Company Underwritten Cash Flow Statement

Appraisal Stabilized NOI ($)	Company Underwritten Cash Flow Statement

Appraisal Stabilized Reserves ($)	Company Underwritten Cash Flow Statement

Appraisal Stabilized NCF ($)	Company Underwritten Cash Flow Statement

Recourse	Guaranties, Loan Agreement

Recourse Provisions	Guaranties, Loan Agreement

Recourse Carveout Guarantor	Guaranties, Loan Agreement

Sponsor	Guaranties, Loan Agreement

Affiliated Sponsor (Y/N)	Guaranties, Loan Agreement

Tenants-in-common (Y/N)	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, TIC Agreement

Ground Lease (Y/N)	Ground Lease, Estoppel

Annual Ground Lease Payment ($)	Ground Lease, Estoppel, Appraisal

Ground Lease Initial Expiration Date	Ground Lease, Estoppel, Appraisal

Ground Lease Extension (Y/N)	Ground Lease, Estoppel, Appraisal

# of Ground Lease Extension Options	Ground Lease, Estoppel, Appraisal

Ground Lease Expiration Date with Extensions	Ground Lease, Estoppel, Appraisal

Engineering Report Date	Engineering Report

Environmental Report Date (Phase I)	Phase I Environmental Report

Environmental Report Date (Phase II)	Phase II Environmental Report

Environmental Insurance (Y/N)	Insurance Certificate, Loan Agreement

A5

Attribute	Source Document(s)
Seismic Report Date	Seismic Report

Seismic PML %	Seismic Report, Engineering Report

Seismic Insurance Obtained if PML >= 20% (Y/N)	Insurance Certificate, Seismic Report, Engineering Report

Lockbox Type	Loan Agreement, Loan Amendment, Loan Modification, DACA Agreement

Cash Management Type	Loan Agreement, Loan Amendment, Loan Modification, Cash Management Agreement

Cash Management Trigger Event	Loan Agreement, Loan Amendment, Loan Modification, Cash Management Agreement

Tax Escrow (Upfront) ($)	Settlement Statement, Loan Agreement

Tax Escrow (Cut-off Date) ($)	Settlement Statement, Loan Agreement, Servicer Report

Tax Escrow (Monthly)($)	Settlement Statement, Loan Agreement, Servicer Report

Springing Tax Escrow Description	Settlement Statement, Loan Agreement

Insurance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement

Insurance Escrow (Cut-off Date) ($)	Settlement Statement, Loan Agreement, Servicer Report

Insurance Escrow (Monthly)($)	Settlement Statement, Loan Agreement, Servicer Report

Springing Insurance Escrow Description	Settlement Statement, Loan Agreement

Replacement Reserve (Upfront)($)	Settlement Statement, Loan Agreement

Replacement Reserve (Cut-off Date)($)	Settlement Statement, Loan Agreement, Servicer Report

Replacement Reserve (Monthly)($)	Settlement Statement, Loan Agreement, Servicer Report

Replacement Reserve Cap($)	Settlement Statement, Loan Agreement

Springing Replacement Reserve Description	Settlement Statement, Loan Agreement

TI/LC Reserve (Upfront) ($)	Settlement Statement, Loan Agreement

TI/LC Reserve (Cut-off Date) ($)	Settlement Statement, Loan Agreement, Servicer Report

A6

Attribute	Source Document(s)
TI/LC Reserve (Monthly)($)	Settlement Statement, Loan Agreement, Servicer Report

TI/LC Reserve Cap($)	Settlement Statement, Loan Agreement

Springing TI/LC Reserve Description	Settlement Statement, Loan Agreement

Environmental Reserve (Upfront) ($)	Settlement Statement, Loan Agreement

Environmental Reserve (Cut-off Date) ($)	Settlement Statement, Loan Agreement, Servicer Report

Engineering/Deferred Maintenance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement

Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Settlement Statement, Loan Agreement, Servicer Report

Debt Service Reserve (Upfront) ($)	Settlement Statement, Loan Agreement

Debt Service Reserve (Cut-off Date) ($)	Settlement Statement, Loan Agreement, Servicer Report

Debt Service Reserve (Monthly)($)	Settlement Statement, Loan Agreement, Servicer Report

Debt Service Reserve Cap($)	Settlement Statement, Loan Agreement

Springing Debt Service Reserve Description	Settlement Statement, Loan Agreement

Other Reserves (Upfront)($)	Settlement Statement, Loan Agreement

Other Reserves (Cut-off Date)($)	Settlement Statement, Loan Agreement, Servicer Report

Other Reserves (Monthly)($)	Settlement Statement, Loan Agreement, Servicer Report

Other Reserves Cap ($)	Settlement Statement, Loan Agreement

Other Reserves Description	Settlement Statement, Loan Agreement

Other Reserves 2 (Upfront)($)	Settlement Statement, Loan Agreement

Other Reserves 2 (Cut-off Date)($)	Settlement Statement, Loan Agreement, Servicer Report

Other Reserves 2 (Monthly)($)	Settlement Statement, Loan Agreement, Servicer Report

Other Reserves 2 Cap ($)	Settlement Statement, Loan Agreement

Other Reserves 2 Description	Settlement Statement, Loan Agreement

A7

Attribute	Source Document(s)
Subordinate Debt (Y/N)	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Subordinate Debt Type	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Subordinate Debt Margin	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Subordinate Debt Interest Rate	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Subordinate Debt Cut-off Date Balance ($)	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Future Debt Permitted (Y/N)	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Permitted Future Debt Type	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Grace Period Default (Days)	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Grace Period Late (Days)	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Initial Prepayment Provision	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Remaining Call Protection (Cut-off Date)	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Appraisal Firm	Appraisal Report

As-Is Appraisal Valuation Date	Appraisal Report

As-Is Appraised Value ($)	Appraisal Report

Stabilized Appraised Value ($)	Appraisal Report

Appraisal Anticipated Stabilization Date	Appraisal Report

Interest Accrual Basis	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Lookback Period	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Index Conversion Document

A8

Attribute	Source Document(s)
Single-Tenant (Y/N)	Underwritten Rent Roll Statement, Certified Rent Roll

Property Manager	Management Agreement

Largest Tenant Name	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report

Largest Tenant Square Feet	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report

Largest Tenant Expiration Date	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report

2nd Largest Tenant Name	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report

2nd Largest Tenant Square Feet	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report

2nd Largest Tenant Expiration Date	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report

3rd Largest Tenant Name	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report

3rd Largest Tenant Square Feet	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report

3rd Largest Tenant Expiration Date	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report

4th Largest Tenant Name	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report

4th Largest Tenant Square Feet	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report

4th Largest Tenant Expiration Date	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report

5th Largest Tenant Name	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report

5th Largest Tenant Square Feet	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report

5th Largest Tenant Expiration Date	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report

Fully Extended Amortization Type	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

A9

Attribute	Source Document(s)
Amortization Style	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Amortization Rate	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Amortization Basis	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note

Mortgage Loan Index Rate Cap Notional Amount	Rate Cap Confirmation

SOFR Rounding Factor	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Index Conversion Document

Time of Rounding (Before Spread, After Spread)	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Index Conversion Document

Rounding Direction	Loan Agreement, Loan Amendment, Loan Modification, Promissory Note, Index Conversion Document

PROVIDED COMPARED ATTRIBUTES

Attribute	Source Document(s)
Collateral Interest Number	Provided by the Company

Collateral Interest Type	Provided by the Company

Collateral Interest Status	Provided by the Company

Collateral Interest / Property Flag	Provided by the Company

# of Properties	Provided by the Company

Collateral Interest/Mortgaged Property Name	Provided by the Company

Collateral Interest Cut-off Date Balance ($)	Provided by the Company

Pari Passu Balance in Other Securitization	Provided by the Company

Junior Participation Cut-off Date Balance	Provided by the Company

Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Provided by the Company

A10

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Commitment Original Balance / Unit ($)	Mortgage Loan Commitment Original Balance ($) divided by Units

Mortgage Loan Initial Unfunded Future Funding Amount ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Initial Funded Amount ($)

Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by Units

Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Cut-off Date Balance ($) minus Mortgage Loan Cut-off Date Balance ($)

Mortgage Loan Balloon Balance / Unit ($)	Mortgage Loan Balloon Balance ($) divided by Units

Mortgage Loan Annual Debt Service Payment (IO) ($)	Product of Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Cut-off Date Interest Rate and 365/360. For collateral interests that have Amortization Type During Initial Term equal to “Interest Only, Amortizing Balloon”, set equal to “NAP”.

Mortgage Loan Annual Debt Service Payment (P&I) ($)	Product of Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Cut-off Date Interest Rate and 365/360. For collateral interests that have Amortization Type During Initial Term equal to “Interest Only, Amortizing Balloon”, the average monthly payment during the Original Loan Term (Remaining), using the principal payments as sourced from the Loan Agreement and Mortgage Loan Cut-off Date Interest Rate, and multiplied by 12.

Mortgage Loan Annual Debt Service Payment (Cap) ($)	Product of Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Rate Cap and 365/360. For collateral interests that have Amortization Type During Initial Term equal to “Interest Only, Amortizing Balloon”, the average monthly payment during the Original Loan Term (Remaining), using the principal payments as sourced from the Loan Agreement and Mortgage Loan Rate Cap, and multiplied by 12.

Aggregate Collateral Interest Cut-off Date Balance %	Collateral Interest Cut-off Date Balance ($) divided by the aggregate Collateral Interest Cut-off Date Balance ($) of all collateral interests

B1

Attribute	Calculation Methodology
Collateral Interest Balloon Balance ($)	Mortgage Loan Balloon Balance ($) divided by Mortgage Loan Commitment Cut-off Date Balance ($) multiply by Collateral Interest Cut-off Date Balance ($)

Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Commitment Cut-off Date Balance ($) minus the sum of i) Collateral Interest Cut-off Date Balance ($), ii) Pari Passu Funded Amount and iii) Pari Passu Balance in Other Securitization

Collateral Interest Annual Debt Service Payment (IO) ($)	Product of Collateral Interest Cut-off Date Balance ($), Collateral Interest Cut-off Date Interest Rate and 365/360.

Collateral Interest Annual Debt Service Payment (P&I) ($)	Product of Collateral Interest Cut-off Date Balance ($), Collateral Interest Cut-off Date Interest Rate and 365/360. For collateral interests that are amortizing during Original Loan Term (Initial), Collateral Interest Cut-off Date Balance ($) divided by the Mortgage Loan Cut-off Date Balance ($), multiplied by Mortgage Loan Annual Debt Service Payment (P&I) ($)

Collateral Interest Annual Debt Service Payment (Cap) ($)	Product of Collateral Interest Cut-off Date Balance ($), Mortgage Loan Rate Cap and 365/360. For collateral interests that are amortizing during Original Loan Term (Initial), Collateral Interest Cut-off Date Balance ($) divided by the Mortgage Loan Cut-off Date Balance ($), multiplied by Mortgage Loan Annual Debt Service Payment (Cap) ($)

Pari Passu Funded Amount	Mortgage Loan Cut-off Date Balance ($) minus Collateral Interest Cut-off Date Balance ($) minus Pari Passu Balance in Other Securitization

Mortgage Loan Cut-off Date Interest Rate	The sum of the Mortgage Loan Margin and Index Rate Assumption (rounded by the respective SOFR Rounding Factor if applicable), subject to Mortgage Loan Rate Floor

Mortgage Loan Rate Cap	Mortgage Loan Margin plus Mortgage Loan Index Cap

Mortgage Loan Rate Floor	Mortgage Loan Margin plus Mortgage Loan Index Floor

Collateral Interest Cut-off Date Interest Rate	The sum of the Collateral Interest Margin and Index Rate Assumption (rounded by the respective SOFR Rounding Factor if applicable), subject to Mortgage Loan Rate Floor

B2

Attribute	Calculation Methodology
Initial IO Period	For all loans for which Amortization Type During Initial Term is “interest only”, number of payments between and including the First Payment Date and the Initial Maturity Date or Anticipated Repayment Date. Otherwise, number of payments between and including the First Payment Date and the payment before the commencement of the amortization term as sourced from the Loan Agreement, Loan Amendment, Loan Modification or Promissory Note

Initial IO Period (Remaining)	Initial IO Period minus Seasoning (months), subject to a minimum of 0

Original Loan Term (Initial)	Number of payments between and including the First Payment Date and Initial Maturity Date or Anticipated Repayment Date

Original Loan Term (Remaining)	Original Loan Term (Initial) minus Seasoning (months)

Seasoning (months)	Number of payments between and including the First Payment Date and Cut-off Date, subject to a minimum of 0

First Extension Benchmark Floor	Equals the Mortgage Loan Index Floor

Second Extension Benchmark Floor	Equals the Mortgage Loan Index Floor

Third Extension Benchmark Floor	Equals the Mortgage Loan Index Floor

Fully Extended Loan Term (Initial)	Number of payments between and including the First Payment Date and Fully Extended Maturity Date

Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Initial) minus Seasoning (months)

Mortgage Loan Most Recent NOI DSCR	Most Recent NOI divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($)

Mortgage Loan Most Recent NCF DSCR	Most Recent NCF divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($)

B3

Attribute	Calculation Methodology
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent NOI divided by Mortgage Loan Cut-off Date Balance ($)

Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent NCF divided by Mortgage Loan Cut-off Date Balance ($)

Collateral Interest Most Recent NOI DSCR	Set to equal Mortgage Loan Most Recent NOI DSCR

Collateral Interest Most Recent NCF DSCR	Set to equal Mortgage Loan Most Recent NCF DSCR

Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Set to equal Cut-off Date Mortgage Loan Most Recent NOI Debt Yield

Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Set to equal Cut-off Date Mortgage Loan Most Recent NCF Debt Yield

Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Underwritten NOI ($) divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($)

Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Underwritten NCF ($) divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($)

Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI ($) divided by Mortgage Loan Cut-off Date Balance ($)

Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF ($) divided by Mortgage Loan Cut-off Date Balance ($)

Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Set to equal Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR

Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Set to equal Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR

Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Set to equal Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield

Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Set to equal Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield

Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the product of i) the lesser of (a) Mortgage Loan Cut-off Date Interest Rate and (b) Mortgage Loan Rate Cap, ii) Mortgage Loan Balloon Balance ($), and iii) 365/360

B4

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the product of i) the lesser of (a) Mortgage Loan Cut-off Date Interest Rate and (b) Mortgage Loan Rate Cap, ii) Mortgage Loan Balloon Balance ($), and iii) 365/360

Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($)

Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($)

Collateral Interest Underwritten Stabilized NOI DSCR	Set to equal Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR

Collateral Interest Underwritten Stabilized NCF DSCR	Set to equal Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR

Collateral Interest Underwritten Stabilized NOI Debt Yield	Set to equal Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield

Collateral Interest Underwritten Stabilized NCF Debt Yield	Set to equal Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield

Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the product of i) the lesser of (a) Mortgage Loan Cut-off Date Interest Rate and (b) Mortgage Loan Rate Cap, ii) Mortgage Loan Balloon Balance ($), and iii) 365/360

Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the product of i) the lesser of (a) Mortgage Loan Cut-off Date Interest Rate and (b) Mortgage Loan Rate Cap, ii) Mortgage Loan Balloon Balance ($), and iii) 365/360

Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($)

Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($)

Collateral Interest Appraisal Stabilized NOI DSCR	Set to equal Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR

Collateral Interest Appraisal Stabilized NCF DSCR	Set to equal Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR

Collateral Interest Appraisal Stabilized NOI Debt Yield	Set to equal Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield

B5

Attribute	Calculation Methodology
Collateral Interest Appraisal Stabilized NCF Debt Yield	Set to equal Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield

Total Debt Cut-off Date Balance ($)	Mortgage Loan Cut-off Date Balance ($) plus Subordinate Debt Cut-off Date Balance ($)

Total Debt Cut-off Date As-Is LTV	Total Debt Cut-off Date Balance ($) divided by As-Is Appraised Value ($)

Total Debt Cut-off Date UW NCF DSCR	Underwritten NCF ($) divided by the sum of (a) the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($) (b) product of i) Subordinate Debt Cut-off Date Balance ($), ii) Subordinate Debt Interest Rate, and iii) 365/360, subject to any mezzanine interest rate cap in place.

Total Debt Cut-off Date UW NOI DY	Underwritten NOI ($) divided by Total Debt Cut-off Date Balance ($)

Mortgage Loan Cut-off Date As-Is LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($)

Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Mortgage Loan Commitment Cut-off Date Balance ($) divided by Stabilized Appraised Value ($). For collateral interests that are amortizing during Original Loan Term (Initial), Mortgage Loan Balloon Balance ($) divided by Stabilized Appraised Value ($).

Collateral Interest Cut-off Date As-Is LTV Ratio	Set to equal Mortgage Loan Cut-off Date As-Is LTV Ratio.

Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Set to equal Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio

Largest Tenant Square Feet %	Largest Tenant Square Feet divided by Units

2nd Largest Tenant Square Feet %	2nd Largest Tenant Square Feet divided by Units

3rd Largest Tenant Square Feet %	3rd Largest Tenant Square Feet divided by Units

4th Largest Tenant Square Feet %	4th Largest Tenant Square Feet divided by Units

5th Largest Tenant Square Feet %	5th Largest Tenant Square Feet divided by Units

B6

Attribute	Calculation Methodology
Fully Extended Interest Only Term	For all loans for which Fully Extended Amortization Type is “Interest Only”, number of payments between and including the First Payment Date and the Fully Extended Maturity Date. Otherwise, number of payments between and including the First Payment Date and the payment before the commencement of the amortization term as sourced from the Loan Agreement, Loan Amendment, Loan Modification or Promissory Note.

Fully Extended Loan Term	Number of payments between and including the First Payment Date and Fully Extended Maturity Date

B7

ATTACHMENT C

INSTRUCTIONS

1.

For those Compared Attributes or Recomputed Attributes with the Source Document(s) or Instruction indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.

The collateral interest Faropoint Atlantic Connect Portfolio was not closed as of the date of this report. Therefore, we were not provided the final Promissory Note, Loan Agreement, Loan Amendment, Loan Modification, Settlement Statement, Title Policy, Guaranties, Management Agreement, TIC Agreement, Cash Management Agreement, Rate Cap Confirmation, Appraisal Report, Engineering Report, Phase I Environmental Report, Phase II Environmental Report, Company Underwritten Cash Flow Statement, Underwritten Rent Roll Statement, Certified Rent Roll or other source documents and we were instructed by the Company to assume that all Compared Attributes relating to the collateral interest and related mortgaged properties are accurate and not to perform any comparison procedure.

3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable collateral interests and related mortgaged properties and Compared or Recomputed Attribute(s):

Collateral Interest/Mortgaged Property Name(s)	Compared or Recomputed Attribute(s)	Company Instruction

1120 Denny Way (a/k/a Onni South Lake Union)	Mortgage Loan Cut-off Date Balance ($)	Provided by the Company

Karlin Texas Multifamily Portfolio; Jadian IOS Portfolio; 1120 Denny Way (a/k/a Onni South Lake Union); 1100 Peachtree (BXMT)	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Provided by the Company

1100 Peachtree (BXMT)	Mortgage Loan Commitment Cut-off Date Balance ($);Mortgage Loan Balloon Balance ($); Future Funding Advance Conditions	Provided by the Company

Karlin Texas Multifamily Portfolio; Kincaid at Caton Hill; Lumen Briarcliff; Jadian IOS Portfolio; 1120 Denny Way (a/k/a Onni South Lake Union); Creekside	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Set to 1.00x

Karlin Texas Multifamily Portfolio; Kincaid at Caton Hill; Cortland Kings Meadow; Lumen Briarcliff; Jadian IOS Portfolio; 1120 Denny Way (a/k/a Onni South Lake Union); Creekside	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Set to 1.00x

Karlin Texas Multifamily Portfolio	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR; Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Set to 1.00x

C1

Collateral Interest/Mortgaged Property Name(s)	Compared or Recomputed Attribute(s)	Company Instruction

Karlin Texas Multifamily Portfolio; Kincaid at Caton Hill; Cortland Kings Meadow; Lumen Briarcliff; Jadian IOS Portfolio; 1120 Denny Way (a/k/a Onni South Lake Union); Creekside	Total Debt Cut-off Date UW NCF DSCR	Set to 1.00x

KKR AIP V Industrial Portfolio	Ownership Interest; Ground Lease (Y/N); Annual Ground Lease Payment ($); Ground Lease Initial Expiration Date; Ground Lease Extension (Y/N); # of Ground Lease Extension Options; Ground Lease Expiration Date with Extensions	Provided by the Company

1120 Denny Way (a/k/a Onni South Lake Union)	Subordinate Debt Cut-off Date Balance ($)	Provided by the Company

C2